RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the nine months ended September 30, 2024, a total of 4,040,000 shares of Class A convertible preferred stock was issued to the members of the Company’s Board of Directors for services provided. The value of all these shares was determined to be $2,990,000 based on an assumed conversion at a 1-for-25 ratio of the Class A preferred stock for common shares and the closing market price of the common shares on the date of grant.

During the nine months ended September 30, 2024, a total of 90 shares of Series B convertible preferred stock was issued to the Company’s Chief Executive Officer, Austen Lambrecht, and to the Company’s former Chief Executive Officer, Greg Lambrecht as Compensation for Services. A nominal value was recorded for the fair value of the Series B shares issued. On June 14, 2024, Gregory Lambrecht, gifted 60 shares of the Company’s Series B Preferred Stock to Austen Lambrecht.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. 1606 Corp. was originally a division of Singlepoint until April 2021, when Singlepoint spun off 1606 Corp. through a stock distribution to its shareholders. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $8,727 and $6,346 at September 30, 2024 and December 31, 2023, respectively.

NOTE 3 – RELATED PARTY TRANSACTIONS

Related Party Transactions

During the year ended December 31, 2023, a total of 200,001 shares of Class A preferred stock were issued to the Company’s Vice President, Austen Lambrecht, the son of Greg Lambrecht, the Company’s Chief Executive Officer (“CEO”). In addition, one share of Class A preferred stock was issued to Greg Lambrecht and each of the two other members of the Company’s Board of Directors for services provided. See Note 5 - Capital Stock.

During the year ended December 31, 2023, 552,405 shares of Class A preferred stock were converted into 13,810,125 common shares.

During the years ended December 31, 2023 and 2022, the Company borrowed $215,500 and $540,000, respectively in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $950,550 at December 31, 2023.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $6,346 and $3,173 at December 31, 2023 and 2022, respectively.